ACCOUNTS RECEIVABLE	12 Months Ended
Aug. 31, 2020
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE [Text Block]

5. ACCOUNTS RECEIVABLE

The Company's accounts receivable included the following balances as of August 31, 2020 and August 31, 2019:

	AUGUS 31, 2020	AUGUST 31, 2019
Trade receivables	$11,096	$11,900
Harmonized sales taxes receivable	728	4,741
Government programs	2,936	168
Less: Provision for doubtful accounts	(13)	(268)
	$14,747	$16,541

On April 1, 2020, Department of Finance Canada announced the Canada Emergency Wage Subsidy ("CEWS"), which would subsidize 75% of employee wages, retroactive to March 15, 2020, to Canadian employers whose businesses had been affected by COVID-19 in order to enable them to re-hire workers previously laid off as a result of pandemic, help prevent further job losses, and to better position companies to resume normal operations following the crisis.  At August 31, 2020, under this program, the Company applied for a wage subsidy of $2,936 for the period July 5, 2020 to August 29, 2020, which is included under government programs above.